Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenue from Contracts with Customers	$ 15,561.4	$ 16,195.7	$ 15,424.9
Sales to AEP Affiliates	0.0	0.0	0.0
TOTAL REVENUES	15,561.4	16,195.7	15,424.9
Expenses
Other Operation	2,743.7	2,979.2	2,525.2
Maintenance	1,213.9	1,247.4	1,145.6
Asset Impairments and Other Related Charges	156.4	70.6	87.1
Gain on Sale of Merchant Generation Assets	0.0	0.0	(226.4)
Depreciation and Amortization	2,514.5	2,286.6	1,997.2
Taxes Other Than Income Taxes	1,234.5	1,142.7	1,059.4
TOTAL EXPENSES	12,969.1	13,513.0	11,899.9
OPERATING INCOME (LOSS)	2,592.3	2,682.7	3,525.0
Other Income (Expense):
Other Income	26.6	18.2	34.6
Allowance for Equity Funds Used During Construction	168.4	132.5	93.7
Non-Service Cost Components of Net Periodic Benefit Cost	120.0	124.5	45.5
Gain on Sale of Equity Investment	0.0	0.0	12.4
Interest Expense	(1,072.5)	(984.4)	(895.0)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	1,834.8	1,973.5	2,816.2
Income Tax Expense (Benefit)	(12.9)	115.3	969.7
Equity Earnings (Loss) of Unconsolidated Subsidiaries	72.1	73.1	82.4
NET INCOME (LOSS)	1,919.8	1,931.3	1,928.9
Net Income Attributable to Noncontrolling Interests	(1.3)	7.5	16.3
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 1,921.1	$ 1,923.8	$ 1,912.6
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	493,694,345	492,774,600	491,814,651
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 3.89	$ 3.90	$ 3.89
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	495,306,238	493,758,277	492,611,067
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 3.88	$ 3.90	$ 3.88
Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	$ 9,245.7	$ 9,556.7	$ 9,095.1
Transmission and Distribution Utilities [Member]
Revenues
Revenue from Contracts with Customers	4,319.0	4,552.3	4,328.9
Generation and Marketing Revenues [Member]
Revenues
Revenue from Contracts with Customers	1,721.8	1,818.1	1,771.4
Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	274.9	268.6	229.5
TOTAL REVENUES	61.7	25.0
Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	1,940.9	2,359.4	2,346.5
Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold	3,165.2	3,427.1	2,965.3
AEP Texas Inc. [Member]
Revenues
Revenue from Contracts with Customers	1,551.6	1,493.0
Sales to AEP Affiliates	160.5	105.2	65.7
TOTAL REVENUES	1,709.3	1,595.3	1,538.4
Expenses
Other Operation	492.0	488.9	453.1
Maintenance	158.8	89.4	75.9
Asset Impairments and Other Related Charges	32.5	0.0	0.0
Depreciation and Amortization	622.3	499.6	450.1
Taxes Other Than Income Taxes	140.6	132.6	122.3
TOTAL EXPENSES	1,477.3	1,249.0	1,122.3
OPERATING INCOME (LOSS)	232.0	346.3	416.1
Other Income (Expense):
Interest Income	3.4	0.8	2.9
Allowance for Equity Funds Used During Construction	15.2	20.0	6.8
Non-Service Cost Components of Net Periodic Benefit Cost	11.3	12.3	3.6
Interest Expense	(137.2)	(147.3)	(142.3)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	124.7	232.1	287.1
Income Tax Expense (Benefit)	(53.6)	20.8	(23.4)
NET INCOME (LOSS)	178.3	211.3	310.5
AEP Texas Inc. [Member] | Transmission and Distribution Utilities [Member]
Revenues
Revenue from Contracts with Customers	1,545.9	1,486.3	1,470.3
AEP Texas Inc. [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	2.9	3.8	2.4
TOTAL REVENUES	157.1	103.6
AEP Texas Inc. [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	31.1	38.5	20.9
AEP Transmission Co [Member]
Revenues
Revenue from Contracts with Customers	1,042.1	832.0
Sales to AEP Affiliates	806.7	598.9	568.1
TOTAL REVENUES	1,021.4	776.1	706.9
Expenses
Other Operation	93.9	83.8	60.1
Maintenance	15.4	10.5	8.5
Depreciation and Amortization	176.0	133.9	95.7
Taxes Other Than Income Taxes	168.9	137.8	109.7
TOTAL EXPENSES	454.2	366.0	274.0
OPERATING INCOME (LOSS)	567.2	410.1	432.9
Other Income (Expense):
Interest Income	3.0	2.5	1.2
Allowance for Equity Funds Used During Construction	84.3	70.6	49.0
Interest Expense	(97.4)	(83.2)	(70.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	557.1	400.0	412.9
Income Tax Expense (Benefit)	117.4	84.1	142.2
NET INCOME (LOSS)	439.7	315.9	270.7
AEP Transmission Co [Member] | Transmission [Member]
Revenues
Revenue from Contracts with Customers	214.6	177.0	138.0
AEP Transmission Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	0.1	0.2	0.8
TOTAL REVENUES	0.0	0.0
Appalachian Power Co [Member]
Revenues
Revenue from Contracts with Customers	2,911.1	2,993.2
Sales to AEP Affiliates	205.3	181.4	172.0
TOTAL REVENUES	2,924.7	2,967.5	2,934.2
Expenses
Other Operation	567.6	511.6	503.1
Maintenance	255.4	316.9	251.6
Asset Impairments and Other Related Charges	92.9	0.0	0.0
Depreciation and Amortization	466.8	428.4	407.9
Taxes Other Than Income Taxes	146.2	134.7	126.4
TOTAL EXPENSES	2,527.4	2,484.0	2,243.9
OPERATING INCOME (LOSS)	397.3	483.5	690.3
Other Income (Expense):
Interest Income	2.4	1.8	1.4
Carrying Costs Income	0.0	1.3	1.4
Allowance for Equity Funds Used During Construction	16.6	13.2	9.2
Non-Service Cost Components of Net Periodic Benefit Cost	17.0	17.9	5.2
Interest Expense	(205.0)	(194.8)	(190.9)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	228.3	322.9	516.6
Income Tax Expense (Benefit)	(78.0)	(44.9)	185.3
NET INCOME (LOSS)	306.3	367.8	331.3
Appalachian Power Co [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	2,708.2	2,777.1	2,749.0
Appalachian Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	11.2	9.0	13.2
TOTAL REVENUES	0.0	(1.9)
Appalachian Power Co [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	607.5	588.9	597.3
Appalachian Power Co [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold	391.0	503.5	357.6
Indiana Michigan Power Co [Member]
Revenues
Revenue from Contracts with Customers	2,308.1	2,381.0
Sales to AEP Affiliates	10.5	22.1	1.8
Other Revenues - Affiliated	63.4	63.4	62.6
TOTAL REVENUES	2,306.7	2,370.7	2,121.2
Expenses
Purchased Electricity from AEP Affiliates	214.9	237.9	223.9
Other Operation	641.2	585.4	591.3
Maintenance	231.2	238.1	208.4
Depreciation and Amortization	350.6	293.1	210.9
Taxes Other Than Income Taxes	105.1	98.9	92.2
TOTAL EXPENSES	1,965.9	1,993.5	1,774.0
OPERATING INCOME (LOSS)	340.8	377.2	347.2
Other Income (Expense):
Other Income	18.2	19.2	25.6
Allowance for Equity Funds Used During Construction	19.4	11.9	11.1
Non-Service Cost Components of Net Periodic Benefit Cost	17.7	18.1	6.1
Interest Expense	(117.9)	(124.1)	(110.8)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	258.8	290.4	268.1
Income Tax Expense (Benefit)	(10.6)	29.1	81.4
NET INCOME (LOSS)	269.4	261.3	186.7
Indiana Michigan Power Co [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	2,222.1	2,272.6	2,042.5
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	10.7	12.6	14.3
Sales to AEP Affiliates	73.0	70.0
TOTAL REVENUES	0.0	(8.2)
Indiana Michigan Power Co [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	190.6	318.3	295.1
Indiana Michigan Power Co [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold	232.3	221.8	152.2
Ohio Power Co [Member]
Revenues
Revenue from Contracts with Customers	2,748.8	3,079.9
Sales to AEP Affiliates	27.3	21.0	24.4
TOTAL REVENUES	2,797.6	3,063.4	2,883.9
Expenses
Purchased Electricity from AEP Affiliates	156.0	135.3	108.5
Amortization of Generation Deferrals	65.3	223.9	229.2
Other Operation	742.6	771.3	516.0
Maintenance	150.1	156.0	141.2
Depreciation and Amortization	240.9	259.7	225.9
Taxes Other Than Income Taxes	434.2	412.8	391.5
TOTAL EXPENSES	2,396.4	2,643.6	2,318.2
OPERATING INCOME (LOSS)	401.2	419.8	565.7
Other Income (Expense):
Interest Income	3.2	3.4	4.9
Carrying Costs Income	1.0	1.7	3.6
Allowance for Equity Funds Used During Construction	18.2	9.8	6.4
Non-Service Cost Components of Net Periodic Benefit Cost	14.6	15.5	4.5
Interest Expense	(106.2)	(100.7)	(101.9)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	332.0	349.5	483.2
Income Tax Expense (Benefit)	34.9	24.0	159.3
NET INCOME (LOSS)	297.1	325.5	323.9
Ohio Power Co [Member] | Transmission and Distribution Utilities [Member]
Revenues
Revenue from Contracts with Customers	2,759.5	3,033.8	2,853.5
Ohio Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	10.8	8.6	6.0
TOTAL REVENUES	17.1	4.3
Ohio Power Co [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold	607.3	684.6	705.9
Public Service Co Of Oklahoma [Member]
Revenues
Revenue from Contracts with Customers	1,512.8	1,536.4
Sales to AEP Affiliates	6.1	5.4	4.3
Provision for Refund	(9.1)	3.8	(43.5)
TOTAL REVENUES	1,481.8	1,547.3	1,427.2
Expenses
Other Operation	315.0	372.8	315.1
Maintenance	100.7	104.8	120.3
Depreciation and Amortization	169.5	164.0	130.4
Taxes Other Than Income Taxes	43.3	42.8	40.5
TOTAL EXPENSES	1,282.5	1,404.8	1,255.7
OPERATING INCOME (LOSS)	199.3	142.5	171.5
Other Income (Expense):
Interest Income	1.2	0.1	0.1
Allowance for Equity Funds Used During Construction	2.7	0.4	0.5
Non-Service Cost Components of Net Periodic Benefit Cost	8.4	8.7	3.4
Interest Expense	(66.5)	(63.5)	(53.4)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	145.1	88.2	122.1
Income Tax Expense (Benefit)	7.5	5.0	50.1
NET INCOME (LOSS)	137.6	83.2	72.0
Public Service Co Of Oklahoma [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	1,469.6	1,537.6	1,417.5
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	6.1	4.3	5.4
TOTAL REVENUES	0.0	0.0
Public Service Co Of Oklahoma [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	195.1	240.5	134.5
Public Service Co Of Oklahoma [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold	458.9	479.9	514.9
Southwestern Electric Power Co [Member]
Revenues
Revenue from Contracts with Customers	1,799.2	1,817.0
Sales to AEP Affiliates	36.9	35.1	25.9
Provision for Refund	(32.0)	(6.7)	0.0
TOTAL REVENUES	1,750.9	1,821.9	1,779.9
Expenses
Other Operation	348.0	384.2	318.3
Maintenance	145.6	141.5	143.5
Asset Impairments and Other Related Charges	0.0	0.0	33.6
Depreciation and Amortization	249.1	239.5	217.4
Taxes Other Than Income Taxes	100.2	99.6	98.3
TOTAL EXPENSES	1,495.2	1,544.2	1,475.9
OPERATING INCOME (LOSS)	255.7	277.7	304.0
Other Income (Expense):
Interest Income	2.6	5.4	2.7
Allowance for Equity Funds Used During Construction	6.8	6.0	2.4
Non-Service Cost Components of Net Periodic Benefit Cost	8.5	8.7	3.7
Interest Expense	(119.1)	(127.9)	(123.4)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	154.5	169.9	189.4
Income Tax Expense (Benefit)	(4.7)	20.4	48.1
Equity Earnings (Loss) of Unconsolidated Subsidiaries	3.0	2.7	(3.8)
NET INCOME (LOSS)	162.2	152.2	137.5
Net Income Attributable to Noncontrolling Interests	3.6	5.0	12.8
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	158.6	147.2	124.7
Southwestern Electric Power Co [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	1,744.6	1,791.9	1,752.1
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	1.4	1.6	1.9
TOTAL REVENUES	0.0	0.0
Southwestern Electric Power Co [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	472.8	502.3	496.1
Southwestern Electric Power Co [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold	$ 179.5	$ 177.1	$ 168.7